Trade receivables and other current assets - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables and other current assets
ECL balance	$ 16,115	$ 32,883
Accumulated impairment | Trade and other receivables
Trade receivables and other current assets
ECL balance	$ (1,453)	$ (1,431)